Accounts Receivable	12 Months Ended
Sep. 30, 2021
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2021 and 2020 consisted of the following:

	2021	2020
Accounts receivable	$24,364,198	$16,529,251
Accounts receivable – related parties	3,981,697	1,914,380
Less: allowance for doubtful accounts	(3,066,937)	(2,910,554)
Accounts receivable, net	$25,278,958	$15,533,077

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 106 days, 93 days and 84 days for the fiscal years ended September 30, 2021, 2020 and 2019, respectively.

Changes of allowance for doubtful accounts for the years ended September 30, 2021 and 2020 are as follow:

	2021	2020
Beginning balance	$2,910,554	$2,764,735
Bad debt write-off	-	-
Exchange difference	156,383	145,819
Ending balance	$3,066,937	$2,910,554

No bad debt expense and debt write-off recorded by the Company during the years ended September 30, 2021 and 2020.